Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Intangible Assets and Goodwill

10.	INTANGIBLE ASSETS AND GOODWILL
a) Intangible assets
Details of and movement in items comprising intangible assets are as follows:

(In thousand Euros)	Software	Patents and customer relationships	Development costs	Other	Total
Balance at January 1, 2021	3,390	682	19,035	14	23,121

Additions	2,276	261	17,309	108	19,954
Disposals	(5)	—	(53)	—	(58)
Transfers	—	—	(31)	—	(31)
Amortization for the year	(818)	(112)	(4,746)	—	(5,676)
Translation differences	—	—	—	—	—

Balance at December 31, 2021	4,843	831	31,514	122	37,310

Additions	2,409	4	26,807	845	30,065
Disposals	—	—	—	—	—
Business Combination	350	3,613	—	—	3,963
Transfers	—	—	123	(123)	—
Amortization for the year	(1,223)	(363)	(8,908)	—	(10,494)
Translation differences	(2)	(43)	1	—	(44)

Balance at December 31, 2022	6,377	4,042	49,537	844	60,800

Cost
At December 31, 2020	3,749	743	20,422	14	24,928

At December 31, 2021	6,020	1,004	37,647	122	44,793

At December 31, 2022	8,777	4,578	64,577	844	78,776

Accumulated amortization
At December 31, 2020	(359)	(61)	(1,386)	—	(1,806)

At December 31, 2021	(1,177)	(173)	(6,132)	—	(7,482)

At December 31, 2022	(2,400)	(536)	(15,040)	—	(17,976)

During 2022, the Group made investments in several development projects, consisting of payroll expenses and other costs totaling Euros 26,807 thousand (Euros 17,309 thousand in 2021), for which the associated development expenditures met the requirements for capitalization.
From the total development expenditure, Euros 20,204 thousand (Euros 11,686 thousand in 2021) corresponds to the capitalization of internal payroll costs in relation to the product development process, particularly in the DC products Quasar and Supernova, the AC products Pulsar and the MyWallbox software.
The average remaining amortization term for these assets is between 3 and 5 years.
Additions of patents, licenses and similar, and computer software totaled Euros 2,413 thousand (Euros 2,537 thousand in 2021) due primarily to the implementation of new software applications. The patents and customer relationships category also include the registration of brands, logos, and design patents for different chargers.
During 2022, the Group has additions coming from the business combinations disclosed in Note 6.
At December 31, 2022, additions of intangible assets for which payment was still pending totaled Euros 845 thousand (Euros 376 thousand at December 31, 2021). The Group has no restrictions on the realizability of its intangible assets and no pledge exists on these assets as of December 31, 2022 and 2021.
At December 31, 2022, there are commitments for the acquisition of intangible assets for Euros 1,728 thousand (Euros 1,024 thousand at December 31, 2021).

b) Goodwill
The Goodwill breakdown by CGU as of December 31, 2022 and December 31, 2021 is as follows:

(In thousand Euros)	ARES	Coil	Nordics	Electromaps/ Software	Total
2022	5,571	3,503	2,570	3,457	15,101
2021	—	—	2,689	3,457	6,146

The change in the carrying amount of goodwill corresponds to the business combinations of 2022 (Note 6) and to the exchange differences from the Nordics business combination.